Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.0%
Issuer	Shares	Value ($)
Communication Services 0.7%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(a)	9,438	142,042
Entertainment 0.6%
MGM Holdings II, Inc.(a)	53,207	3,988,317
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	177,863
Cumulus Media, Inc., Class A(a)	28,485	144,134
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Tribune Publishing Co.	4,413	50,573
Total		372,570
Total Communication Services		4,502,929
Consumer Discretionary 0.2%
Auto Components 0.2%
Aptiv PLC	11,178	1,078,565
BorgWarner, Inc.	1,604	56,108
Dayco/Mark IV(a)	2,545	18,451
Total		1,153,124
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	48,596
Specialty Retail 0.0%
David’s Bridal, Inc.(a)	27,409	22,626
Total Consumer Discretionary		1,224,346
Energy 0.3%
Energy Equipment & Services 0.1%
Fieldwood Energy LLC(a),(c)	68,952	8,964
McDermott International, Inc.(a),(b),(c)	9,655	0
McDermott International, Inc.(a)	184,336	359,547
Total		368,511
Oil, Gas & Consumable Fuels 0.2%
Southcross Energy Partners LLC(a),(c)	107,918	15,108
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	1,194,245
Total		1,209,353
Total Energy		1,577,864
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c)	6,880	0
Diversified Financial Services 0.0%
Alloy Finco Ltd.(a),(b),(c)	899,896	1
Total Financials		1
Industrials 0.2%
Aerospace & Defense 0.2%
TNT Crane and Rigging, Inc.(b),(c)	60,744	1,297,108
Total Industrials		1,297,108
Information Technology 0.2%
Software 0.2%
Avaya Holdings Corp.(a)	80,629	1,386,819
Total Information Technology		1,386,819
Materials 0.2%
Chemicals 0.1%
LyondellBasell Industries NV, Class A	10,977	751,375
Metals & Mining 0.1%
Foresight Energy LLC(a)	17,897	192,397
Total Materials		943,772
Utilities 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp.	80,843	1,404,243
Vistra Energy Corp.(a)	105,843	118,227
Total		1,522,470
Total Utilities		1,522,470
Total Common Stocks (Cost $13,246,945)		12,455,309

Corporate Bonds & Notes 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Group, Inc.(d)
06/01/2022	5.000%	2,000,000	1,299,074
Columbia Floating Rate Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Core & Main LP(d)
08/15/2025	6.125%	1,296,000	1,325,701
Health Care 0.4%
Tenet Healthcare Corp.(d)
09/01/2024	4.625%	2,516,000	2,576,198
Leisure 0.1%
Boyne U.S.A., Inc.(d)
05/01/2025	7.250%	643,000	671,916
Media and Entertainment 1.1%
Cumulus Media New Holdings, Inc.(d)
07/01/2026	6.750%	916,000	851,210
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	1,516,058
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	498,402
05/01/2027	8.375%	867,232	845,752
Univision Communications, Inc.(d)
02/15/2025	5.125%	3,000,000	2,948,895
Total			6,660,317
Technology 1.2%
Avaya, Inc.(d)
09/15/2028	6.125%	1,091,000	1,120,720
CommScope Finance LLC(d)
03/01/2024	5.500%	1,178,000	1,202,996
Dell International LLC/EMC Corp.(d)
06/15/2023	5.450%	2,325,000	2,556,596
Dun & Bradstreet Corp. (The)(d)
08/15/2026	6.875%	985,000	1,053,652
Veritas US, Inc./Bermuda Ltd.(d)
02/01/2023	7.500%	1,000,000	995,107
Total			6,929,071
Total Corporate Bonds & Notes (Cost $20,834,138)			19,462,277
Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
Floating Rate 1.1%
First Trust Senior Loan ETF	25,000	1,144,500
Invesco Senior Loan ETF	50,000	1,075,000
SPDR Blackstone/GSO Senior Loan ETF	100,000	4,426,000
Total		6,645,500
Total Exchange-Traded Fixed Income Funds (Cost $6,932,750)		6,645,500

Rights 0.3%
Issuer	Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.3%
Windstream Holdings, Inc.(a),(b),(c)	1,272,817	1,738,740
Total Communication Services		1,738,740
Total Rights (Cost $1,272,817)		1,738,740

Senior Loans 92.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Alloy Finco Ltd.(e),(f)
Tranche B Term Loan
03/06/2025	14.000%	1,006,021	258,215
Alloy Parent Ltd.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	913,207	771,660
TransDigm, Inc.(f),(g)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.398%	1,657,540	1,556,944
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.398%	3,783,616	3,553,761
Total			6,140,580
Airlines 1.3%
American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.906%	1,729,974	1,083,396
Delta Air Lines, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 04/29/2023	5.750%	1,097,250	1,091,084

2	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
JetBlue Airways Corp.(f),(g)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/17/2024	6.250%	987,500	981,950
Kestrel Bidco, Inc./WestJet Airlines(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	1,836,125	1,608,335
United AirLines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	1.902%	3,348,109	3,111,666
Total			7,876,431
Automotive 1.0%
Dayco Products LLC/Mark IV Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	4.506%	2,120,832	1,322,869
First Brands Group LLC(f),(g)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 7.500% Floor 1.000% 02/02/2024	8.500%	2,981,250	2,951,438
Navistar, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.650%	1,698,496	1,679,388
Total			5,953,695
Brokerage/Asset Managers/Exchanges 1.7%
Blackstone CQP Holdco LP(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	3.725%	2,466,200	2,408,244
Citadel Securities LP(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 02/27/2026	0.000%	2,812,500	2,766,797
Greenhill & Co., Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024		653,242	643,443
Jefferies Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/03/2026	3.188%	719,535	697,352
1-month USD LIBOR + 3.750% Floor 0.750% 09/30/2027	4.500%	2,000,000	1,975,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(f),(g),(h)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/01/2023		2,000,000	1,981,260
Total			10,472,096
Building Materials 1.9%
Covia Holdings Corp.(f),(i)
Term Loan
06/01/2025	8.250%	2,136,937	1,604,477
HD Supply, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 10/17/2023	1.898%	1,146,483	1,134,663
Ply Gem Midco, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	3.895%	2,321,251	2,272,644
US Silica Co.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/27/2025	5.000%	4,377,167	3,684,130
White Cap Buyer LLC(f),(g),(h)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027		1,117,773	1,100,403
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027		382,227	376,287
Wilsonart LLC(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	4.250%	1,280,606	1,259,335
Total			11,431,939
Cable and Satellite 2.4%
Charter Communications Operating LLC/Safari LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.900%	2,569,786	2,501,533
Cogeco Communications II LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.148%	932,605	907,154

Columbia Floating Rate Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.398%	2,417,555	2,329,048
3-month USD LIBOR + 2.250% 01/15/2026	2.398%	972,576	938,234
3-month USD LIBOR + 2.500% 04/15/2027	2.648%	990,019	957,101
Telesat Canada(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.900%	2,630,125	2,530,680
UPC Financing Partnership(f),(g),(h)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 01/31/2029		662,500	645,109
1-month USD LIBOR + 3.500% 01/31/2029		662,500	645,109
Virgin Media Bristol LLC(f),(g)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.648%	2,000,000	1,928,760
Virgin Media Bristol LLC(f),(g),(h)
Tranche Q Term Loan
1-month USD LIBOR + 3.252% 01/31/2029		1,175,000	1,151,289
Total			14,534,017
Chemicals 7.5%
Aruba Investments, Inc./ANGUS Chemical Co.(f),(g)
Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 07/07/2025	5.250%	2,405,063	2,392,028
Aruba Investments, Inc./ANGUS Chemical Co.(f),(g),(h)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/28/2027		1,500,000	1,488,750
Ascend Performance Materials Operations LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/27/2026	6.250%	1,534,500	1,526,828
Avantor, Inc.(f),(g),(h)
Tranche B Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/05/2027	3.500%	1,000,000	991,250
Chemours Co. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.900%	2,329,961	2,233,850
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	574,498	511,016
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	3,475,241	3,091,227
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	797,023	708,952
Hexion, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.730%	2,829,299	2,775,543
Ineos US Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.148%	3,048,677	2,958,924
Innophos Holdings, Inc.(c),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% 02/05/2027	3.648%	1,243,750	1,220,430
Invictus U.S. Newco LLC/SK Intermediate II SARL(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	6.898%	1,575,000	1,465,742
Messer Industries GmbH(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.720%	2,940,113	2,859,789
Minerals Technologies, Inc.(c),(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.000%	2,329,154	2,305,862
Momentive Performance Materials, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.400%	1,152,413	1,089,756
Nouryon Finance BV/AkzoNobel(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 10/01/2025	3.145%	2,846,372	2,752,442

4	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(f),(g),(h)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/07/2027		1,995,000	1,973,554
Schenectady International Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.897%	3,242,250	3,112,560
Solenis Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	4.256%	1,983,616	1,932,795
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2026	8.756%	1,000,000	950,000
Trinseo Materials Operating SCA(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	2.148%	908,889	880,677
Tronox Finance LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	3.178%	2,108,040	2,061,747
Univar Solutions USA, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	2.398%	1,463,870	1,432,309
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026	2.148%	794,000	771,339
Vantage Specialty Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	4.500%	979,849	896,562
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	9.250%	2,400,000	1,857,504
Total			46,241,436
Construction Machinery 1.0%
DXP Enterprises, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	5.750%	2,631,750	2,552,797
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(b),(c),(f),(g)
Term Loan
1-month USD LIBOR + 9.000% Floor 1.000% 04/16/2025	10.000%	500,988	343,177
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 6.500% 09/30/2025	6.500%	563,611	563,611
United Rentals, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	1.898%	2,450,000	2,436,011
Total			5,895,596
Consumer Cyclical Services 5.2%
Amentum Government Services Holdings LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.648%	1,500,000	1,436,250
Amentum Government Services Holdings LLC(f),(g),(h)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	1,818,182	1,777,273
Conservice Midco, LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.470%	2,000,000	1,955,000
Cushman & Wakefield U.S. Borrower LLC(f),(g)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.898%	2,394,841	2,281,948
Go Daddy Operating Co., LLC/Finance Co., Inc.(f),(g),(h)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 08/10/2027	2.648%	1,897,750	1,863,742
Intrado Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.000%	1,912,843	1,776,859
Prime Security Services Borrower LLC/Protection 1 Security Solutions(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/23/2026	4.250%	1,499,825	1,478,963
ServiceMaster Co., LLC (The)(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 1.750% 11/05/2026	1.938%	671,252	663,459

Columbia Floating Rate Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sotheby’s(f),(g)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 01/15/2027	6.500%	3,239,919	3,210,209
Staples, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.251%	2,221,875	2,033,571
TruGreen LP(f),(g),(h)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/30/2027	4.750%	1,500,000	1,488,750
Uber Technologies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	3.648%	2,074,494	2,036,779
USS Ultimate Holdings, Inc./United Site Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	4.750%	2,919,798	2,856,847
WaterBridge Midstream Operating LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,571,519	2,127,932
Web.com Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.899%	2,000,000	1,921,880
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	7.899%	2,927,237	2,751,603
Total			31,661,065
Consumer Products 0.7%
Serta Simmons Bedding LLC(c),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,350,478	675,239
Serta Simmons Bedding LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	9.000%	1,898,667	650,294
SIWF Holdings, Inc./Spring Window Fashions(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	4.398%	2,003,875	1,914,963
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Weber-Stephen Products LLC(f),(g),(h)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027		1,041,666	1,030,604
Total			4,271,100
Diversified Manufacturing 3.6%
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	1,220,885	1,182,732
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	919,860	891,115
Bright Bidco BV/Lumileds LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	4.500%	3,516,773	1,637,656
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/01/2025	3.750%	1,797,777	1,753,120
Douglas Dynamics LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 06/08/2026	4.750%	1,971,074	1,951,363
EWT Holdings III Corp.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 2.750% 12/20/2024	2.898%	2,335,475	2,284,398
Filtration Group Corp.(f),(g),(h)
Tranche A Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/29/2025		1,000,000	985,830
Gardner Denver, Inc.(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.898%	27,779	26,807
Gates Global LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	3.750%	1,534,550	1,502,585

6	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ingersoll Rand Services Co.(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.898%	982,506	948,118
Vertical Midco GmbH(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 07/14/2027	4.570%	2,000,000	1,968,760
Vertiv Group Corp.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 03/02/2027	3.148%	2,985,000	2,926,046
Welbilt, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/23/2025	2.648%	2,000,000	1,823,760
Zekelman Industries, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 2.000% 01/24/2027	2.148%	1,990,000	1,929,683
Total			21,811,973
Electric 5.2%
Astoria Energy LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.000%	2,005,894	1,990,850
Calpine Construction Finance Co., LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	2.148%	2,512,137	2,433,004
Carroll County Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.720%	1,367,330	1,353,657
CPV Shore Holdings LLC(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	3.900%	1,477,165	1,466,086
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2025	4.750%	3,123,325	3,098,776
Edgewater Generation LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	3.898%	951,900	918,384
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	3,000,000	2,970,930
Exgen Renewables IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	4.000%	1,685,817	1,673,174
Frontera Generation Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	0.000%	3,635,638	1,010,707
Granite Acquisition, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 09/19/2022	4.750%	1,041,667	1,038,167
Helix Gen Funding LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	4.750%	2,230,419	2,202,026
LMBE-MC Holdco II LLC(c),(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	2,541,394	2,477,859
Nautilus Power LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	3,471,391	3,375,060
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021	4.500%	670,986	609,926
Vistra Operations Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.898%	991,783	967,613
West Deptford Energy Holdings LLC(c),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.898%	1,565,124	1,486,867

Columbia Floating Rate Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WG Partners Acquisition LLC(c),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	4.500%	2,817,113	2,795,985
Total			31,869,071
Environmental 1.0%
EnergySolutions LLC/Envirocare of Utah LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	3,645,676	3,472,507
GFL Environmental, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	1,661,115	1,644,038
Harsco Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	3.250%	941,680	934,222
Total			6,050,767
Finance Companies 0.4%
Avolon Borrower 1 LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	2,553,396	2,453,175
Food and Beverage 0.9%
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	3.750%	2,595,469	2,536,526
Froneri International Ltd.(f),(g)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.398%	1,246,875	1,198,359
United Natural Foods, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	4.398%	1,681,949	1,647,192
Total			5,382,077
Foreign Agencies 0.3%
Oxea Holding Vier GmbH(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	3.750%	2,250,000	2,143,125
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 5.0%
Affinity Gaming(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	9.250%	1,350,000	1,134,000
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 07/01/2023	4.250%	1,431,759	1,314,355
Aristocrat Leisure Ltd.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	1,995,000	1,992,506
Boyd Gaming Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/15/2023	2.344%	8,848	8,585
Caesars Resort Collection LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.898%	1,897,679	1,774,862
Tranche B1 Term Loan
1-month USD LIBOR + 4.500% 07/21/2025	4.649%	1,500,000	1,450,785
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.148%	1,890,931	1,653,619
CCM Merger, Inc./MotorCity Casino Hotel(f),(g),(h)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/29/2025	4.500%	2,666,667	2,616,053
Flutter Entertainment PLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	3.720%	1,359,130	1,357,309
Golden Nugget, Inc./Landry’s, Inc.(c),(f),(g)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,687,500
Golden Nugget, Inc./Landry’s, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	3.250%	3,086,970	2,712,675

8	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 6.375% Floor 0.750% 10/13/2023	7.375%	3,107,965	2,756,578
PCI Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.648%	1,668,711	1,609,155
Playtika Holding Corp.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/10/2024	7.000%	2,887,500	2,885,537
Scientific Games International, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.898%	2,633,541	2,445,085
Seminole Tribe of Florida(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	1.898%	1,081,075	1,035,583
Spectacle Gary Holdings LLC(f),(g),(h),(j)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	165,541	155,332
Spectacle Gary Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	2,284,459	2,143,577
Total			30,733,096
Health Care 7.0%
Air Methods Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	4.500%	1,740,880	1,482,864
athenahealth, Inc.(c),(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	4.750%	2,462,500	2,407,094
Carestream Health, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	1,294,317	1,242,544
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC(f),(g),(h)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	3,360,133	3,275,727
DaVita, Inc.(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 08/12/2026	1.898%	2,970,056	2,901,745
Envision Healthcare Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.898%	5,845,875	4,154,839
EyeCare Partners LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	3.898%	2,420,270	2,288,172
EyeCare Partners LLC(f),(g),(h),(j)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	3.750%	567,568	536,590
Gentiva Health Services, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.438%	2,201,531	2,151,996
HCA, Inc.(f),(g)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	1.898%	1,608,998	1,598,941
IQVIA, Inc./Quintiles IMS(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	1.970%	1,925,228	1,888,322
LifePoint Health, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.898%	2,509,296	2,431,282
National Mentor Holdings, Inc./Civitas Solutions, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.400%	2,692,474	2,644,224
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.400%	122,902	120,700
Owens & Minor, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	4.649%	3,665,625	3,599,937

Columbia Floating Rate Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Phoenix Guarantor, Inc./BrightSpring(f),(g)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.397%	2,271,336	2,195,632
Pluto Acquisition I, Inc.(c),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 06/22/2026	5.148%	2,468,750	2,431,719
Select Medical Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	2.780%	2,571,818	2,501,890
Team Health Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	3.750%	3,881,552	3,153,761
Total			43,007,979
Independent Energy 0.3%
Hamilton Projects Acquiror LLC(f),(g)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/17/2027	5.750%	1,720,687	1,714,665
Leisure 2.7%
AMC Entertainment Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 04/22/2026	3.230%	1,096,056	610,525
Crown Finance US, Inc./Cineworld Group PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	2.769%	1,659,405	922,762
Equinox Holdings, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 03/08/2024	4.000%	1,741,026	1,262,470
Formula One Management Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	2,000,000	1,915,000
Life Time Fitness, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	3.750%	2,058,145	1,895,819
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metro-Goldwyn-Mayer, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.650%	1,798,076	1,715,670
Metro-Goldwyn-Mayer, Inc.(c),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	2,225,000	2,163,812
NAI Entertainment Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,958,325	2,679,740
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.900%	4,064,201	3,442,948
Total			16,608,746
Lodging 0.4%
Hilton Worldwide Finance LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	1.899%	1,042,478	986,747
Playa Resorts Holding BV(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	1,989,735	1,666,403
Total			2,653,150
Media and Entertainment 7.3%
Alchemy Copyrights LLC(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/16/2027	4.000%	1,000,000	992,500
Clear Channel Outdoor Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.714%	1,980,000	1,798,969
Creative Artists Agency LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.898%	1,985,000	1,900,022
E.W. Scripps Co. (The)(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 05/01/2026	2.648%	1,492,462	1,439,301

10	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Expositions Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.648%	2,819,608	2,535,532
Empire Resorts, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/22/2021	2.898%	588,864	558,437
Entravision Communications Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.898%	1,080,000	1,021,496
Gray Television, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	2.399%	735,642	716,596
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	5.250%	2,835,147	2,695,743
iHeartCommunications, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.148%	1,905,575	1,786,134
ION Media Networks, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 12/18/2024	3.188%	2,207,536	2,181,906
Learfield Communications LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	2,209,722	1,858,685
Lions Gate Capital Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.398%	2,427,045	2,337,560
Meredith Corp.(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	2.648%	1,938,771	1,873,028
NEP Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.398%	982,500	883,700
Nexstar Broadcasting, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.402%	1,968,948	1,914,487
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	2.899%	1,921,250	1,869,376
Nielsen Finance LLC/VNU, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.147%	2,324,428	2,267,200
PUG LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.648%	3,076,750	2,680,618
R.R. Donnelley & Sons Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 01/15/2024	5.148%	2,947,500	2,770,650
Radio One, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	5.000%	4,469,411	3,877,214
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	2.400%	1,754,293	1,696,033
Terrier Media Buyer, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 12/17/2026	4.398%	1,860,937	1,808,608
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.250% 12/17/2026	4.398%	997,500	962,588
Total			44,426,383
Midstream 2.0%
Buckeye Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 11/01/2026	2.897%	2,014,875	1,974,215
GIP III Stetson I/II LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.402%	2,792,454	1,827,549
Lower Cadence Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	4.148%	1,328,163	1,202,824
Prairie ECI Acquiror LP(f),(g)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.898%	2,637,500	2,356,026

Columbia Floating Rate Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Stonepeak Lonestar Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	4.718%	2,306,191	2,280,247
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 09/27/2024	6.500%	2,884,448	2,652,654
Total			12,293,515
Oil Field Services 0.6%
ChampionX Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.688%	1,585,534	1,521,446
Fieldwood Energy LLC(c),(f),(i)
1st Lien Term Loan
04/11/2022	0.000%	135,937	28,547
Fieldwood Energy LLC(f),(i)
2nd Lien Term Loan
04/11/2023	0.000%	2,183,515	502
Lealand Finance Company BV(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.148%	33,314	26,652
3-month USD LIBOR + 4.000% 06/30/2025	4.148%	417,927	257,723
MRC Global, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.148%	2,176,458	2,002,341
Total			3,837,211
Other Financial Institutions 1.9%
IRI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.398%	3,190,663	3,126,849
Lifescan Global Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	6.234%	3,472,865	3,245,393
2nd Lien Term Loan
3-month USD LIBOR + 9.500% 10/01/2025	9.734%	1,000,000	868,330
Orion Advisor Solutions, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 09/24/2027	5.000%	1,000,000	983,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 11/16/2026	1.898%	694,425	676,342
UFC Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/29/2026	4.250%	2,803,949	2,744,365
Total			11,645,029
Other Industry 2.5%
Filtration Group Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.148%	2,308,395	2,243,483
Hamilton Holdco LLC/Reece International Pty Ltd.(c),(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	2.230%	1,925,229	1,867,471
Harland Clarke Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	5.750%	2,973,076	2,316,532
Hillman Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.148%	2,159,553	2,100,835
Interior Logic Group Holdings IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.148%	3,136,000	3,030,160
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	2,814,072	2,470,052
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	158,718	139,315
Titan Acquisition Ltd./Husky IMS International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.361%	1,165,870	1,105,000
Total			15,272,848

12	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.5%
VICI Properties 1 LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 12/20/2024	1.896%	3,000,000	2,876,250
Other Utility 0.3%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/09/2020	6.250%	2,682,885	1,689,010
Packaging 2.5%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	1,588,393	1,182,225
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	8.750%	333,333	125,730
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 12/07/2023	6.000%	480,000	355,200
Flex Acquisition Co., Inc./Novolex(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/29/2025	3.475%	1,580,626	1,517,891
Graham Packaging Co., Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/04/2027	4.500%	1,125,000	1,114,684
Packaging Coordinators Midco, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2027		3,000,000	2,945,640
Pactiv Evergreen Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.898%	1,350,216	1,323,400
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.398%	1,050,000	1,023,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Printpack Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	4.000%	875,840	864,892
ProAmpac PG Borrower LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	0.000%	1,300,000	1,293,500
Reynolds Consumer Products, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 1.750% 02/04/2027	1.898%	715,947	701,406
Spectrum Holdings III Corp.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	8.000%	1,575,000	1,311,188
Tosca Services LLC(f),(g),(h)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 08/18/2027		1,000,000	995,420
Twist Beauty International Holdings S.A.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.000%	633,147	602,281
Total			15,357,207
Paper 0.2%
Asplundh Tree Expert LLC(f),(g)
Term Loan
1-month USD LIBOR + 2.500% 09/07/2027	2.640%	1,050,000	1,046,724
Pharmaceuticals 2.5%
Bausch Health Companies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.149%	2,539,869	2,477,439
Elanco Animal Health, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.899%	2,490,351	2,433,795
Endo Finance Co. I SARL(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	5.000%	2,886,606	2,735,060

Columbia Floating Rate Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.094%	1,318,820	1,284,702
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	3.500%	1,785,727	1,770,906
Mallinckrodt International Finance SA(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 02/24/2025	5.750%	1,814,346	1,668,073
Tranche B Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 09/24/2024	5.500%	608,462	560,089
Sunshine Luxembourg VII SARL(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/01/2026	5.250%	2,377,013	2,350,651
Total			15,280,715
Property & Casualty 1.7%
Asurion LLC(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	6.648%	1,902,273	1,902,273
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	3.148%	1,275,259	1,253,847
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	3.148%	1,524,539	1,495,009
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.148%	1,339,163	1,312,620
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.398%	2,442,632	2,340,506
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.220%	2,089,954	2,011,142
Total			10,315,397
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.7%
KFC Holding Co./Yum! Brands(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.897%	2,320,303	2,261,042
New Red Finance, Inc./Burger King/Tim Hortons(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.898%	2,238,133	2,143,952
Total			4,404,994
Retailers 2.3%
Academy Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/01/2025	5.000%	1,329,378	1,324,113
AI Aqua Merger Sub, Inc.(c),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	1,091,250	1,063,969
AI Aqua Merger Sub, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	1,660,092	1,618,590
ASP Unifrax Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	3.970%	984,962	864,551
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/14/2026	8.750%	1,000,000	810,000
Bass Pro Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	5.750%	2,885,128	2,873,415
Belk, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 07/31/2025	7.750%	2,328,780	783,052
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 1.000% 02/03/2024	2.145%	1,618,316	1,591,840

14	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Freight Tools USA, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/19/2027	4.000%	3,000,000	2,951,580
Total			13,881,110
Technology 14.1%
Avaya, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	4.398%	78,675	77,200
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.398%	1,982,809	1,912,419
BY Crown Parent LLC(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/02/2026	4.000%	1,622,188	1,587,716
Camelot U.S. Acquisition 1 Co./Thomson Reuters Intellectual Property & Science(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 10/30/2026	4.000%	1,750,000	1,728,860
CDS US Intermediate Holdings, Inc.(f),(i)
2nd Lien Term Loan
07/10/2023	0.000%	2,000,000	300,000
Celestica, Inc.(c),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.281%	2,531,786	2,455,832
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/27/2025	2.656%	525,000	514,500
CommScope, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.398%	3,061,556	2,949,473
Cyxtera DC Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	2,964,260	2,579,914
Dawn Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.970%	3,313,488	2,961,429
DCert Buyer, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.148%	2,517,375	2,462,698
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dell International LLC/EMC Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 09/19/2025	2.750%	2,768,153	2,735,960
Dun & Bradstreet Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 02/06/2026	3.906%	2,985,000	2,935,867
Evertec Group LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.648%	2,361,743	2,332,221
Illuminate Buyer, LLC(f),(g)
Term Loan
1-month USD LIBOR + 4.000% 06/30/2027	4.148%	2,000,000	1,964,060
Informatica LLC(f)
2nd Lien Term Loan
02/25/2025	7.125%	250,000	253,125
Informatica LLC(f),(g)
Term Loan
1-month USD LIBOR + 3.250% 02/25/2027	3.398%	3,281,006	3,164,531
MA FinanceCo LLC/Micro Focus International PLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.648%	712,620	669,863
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	625,000	621,094
Maxar Technologies Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.900%	1,988,586	1,913,596
McAfee LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.895%	2,748,105	2,717,546
Microchip Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	2.150%	195,710	193,346
Misys Ltd./Almonde/Tahoe/Finastra USA(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	2,991,879	2,819,008

Columbia Floating Rate Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Monotype Imaging Holdings Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	6.500%	1,975,000	1,851,562
MYOB US Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.148%	1,629,375	1,566,921
Natel Engineering Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.000%	2,170,091	1,884,355
Navicure, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 10/22/2026	4.148%	2,500,000	2,437,500
NCR Corp.(f),(g)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.650%	1,987,444	1,921,202
Neustar, Inc.(f),(g)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	4.500%	812,542	762,270
Tranche B5 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/08/2024	5.500%	885,162	838,691
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	3.970%	2,378,945	2,282,503
Perspecta, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	2.398%	1,967,064	1,930,182
Pitney Bowes, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 5.500% 01/07/2025	5.650%	2,084,482	2,052,172
Rackspace Technology Global, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	4.000%	1,466,112	1,431,482
Refinitiv US Holdings, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	3.398%	1,942,739	1,911,480
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	4.250%	1,891,203	1,685,137
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	2.750%	1,761,524	1,654,741
Science Applications International Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.875% 10/31/2025	2.023%	1,438,987	1,406,308
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.648%	1,752,879	1,709,934
Seattle SpinCo, Inc./Micro Focus International PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.648%	2,645,676	2,486,936
Sophia LP(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/07/2027	4.500%	1,800,000	1,768,878
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.898%	957,030	928,922
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.898%	672,380	652,633
TIBCO Software, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.400%	1,250,000	1,216,662
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.900%	2,217,634	2,145,561
TTM Technologies, Inc.(c),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.649%	1,020,496	1,000,086
Ultimate Software Group, Inc. (The)(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.898%	1,237,500	1,214,470
1-month USD LIBOR + 4.000% Floor 0.750% 05/04/2026	4.750%	2,000,000	1,986,260

16	Columbia Floating Rate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Veritas US Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 5.500% Floor 1.000% 09/01/2025	6.500%	2,000,000	1,955,940
Xperi Holding Corp.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 06/02/2025	4.148%	1,975,000	1,908,344
Total			86,441,390
Wireless 1.4%
Cellular South, Inc.(c),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	2.398%	2,902,500	2,815,425
Numericable US LLC(f),(g)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.898%	3,425,750	3,266,281
SBA Senior Finance II LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.900%	2,845,997	2,753,161
Total			8,834,867
Wirelines 1.3%
CenturyLink, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.398%	1,488,750	1,430,555
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.898%	2,395,028	2,307,609
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Southwire Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/19/2025	1.898%	2,741,727	2,685,741
Zayo Group Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.148%	1,616,875	1,555,563
Total			7,979,468
Total Senior Loans (Cost $602,754,485)			564,487,897

Warrants 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
iHeartCommunications, Inc.(a)	84,607	655,027
Total Communication Services		655,027
Total Warrants (Cost $1,438,319)		655,027

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(k),(l)	22,023,672	22,021,470
Total Money Market Funds (Cost $22,022,248)		22,021,470
Total Investments in Securities (Cost: $668,501,702)		627,466,220
Other Assets & Liabilities, Net		(15,868,378)
Net Assets		611,597,842

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $3,379,026, which represents 0.55% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $20,029,603, which represents 3.27% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	The stated interest rate represents the weighted average interest rate at October 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
Columbia Floating Rate Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2020, the total value of these securities amounted to $1,933,526, which represents 0.32% of total net assets.
(j)	At October 31, 2020, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
EyeCare Partners LLC Delayed Draw 1st Lien Term Loan 02/18/2027 3.750%	567,568
Spectacle Gary Holdings LLC Delayed Draw Term Loan 12/23/2025 11.000%	165,541

(k)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	25,361,353	79,214,591	(82,553,696)	(778)	22,021,470	(3,140)	9,106	22,023,672
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Floating Rate Fund | Quarterly Report 2020

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1QT149_07_K01_(12/20)